Discontinued operations (Tables)	12 Months Ended
Dec. 31, 2024
Discontinued operations [Abstract]
Schedule of Financial Performance of Discontinued Operations
	Year ended December 31,
	2023	2024
	RMB’000	RMB’000
Revenues	86,714	93,882
Cost of revenues	(61,144)	(85,538)
Operating expenses	(37,115)	(26,598)
Other gains/(losses), net	387	(258)
Fair value changes of financial instruments at fair value through profit or loss	(376)	61
Finance costs	(1,108)	(2,598)
Loss before income tax	(12,642)	(21,049)
Income tax	(478)	(1,193)
Loss after income tax	(13,120)	(22,242)
Gain on sale of Sinopower after income tax	—	15,838
Loss from discontinued operations	(13,120)	(6,404)
Attributable to:
Equity holders of the Company	(12,883)	(5,154)
Non-controlling interests	(237)	(1,250)
	(13,120)	(6,404)

Other comprehensive income from discontinued operations	—	—
Total comprehensive loss from discontinued operations	(13,120)	(6,404)
Attributable to:
Equity holders of the Company	(12,883)	(5,154)
Non-controlling interests	(237)	(1,250)
	(13,120)	(6,404)

	Year ended December 31,
	2023	2024
	RMB’000	RMB’000
Net cash generated from/(used in) operating activities	482	(33,377)
Net cash used in investing activities	(651)	—
Net cash generated from financing activities	622	4,475
Net increase/(decrease) in cash and cash equivalents generated by discontinued operations	453	(28,902)

Schedule of Assets and Liabilities of Disposal Group Disposed of By Sale
As of August 31, 2024
RMB’000
Disposal consideration receivable	53,778
Carrying amount of net assets sold	(37,940)
Gain on sale before income tax	15,838
Income tax expense on gain	—
Gain on sale after income tax	15,838
As of August 31, 2024
RMB’000
Cash and cash equivalents	1,647
Trade receivables	29,830
Contract assets	23,647
Inventories	9,145
Prepayments, other receivables and other assets	6,993
Right-of-use assets	3,161
Property, plant and equipment	296
Intangible assets	8,946
Goodwill	40,522
Other non-current assets	421
Total assets	124,608
Borrowings	(6,965)
Current lease liabilities	(1,535)
Trade payables	(15,420)
Income tax payables	(2,066)
Other payables and accruals	(57,460)
Non-current lease liabilities	(2,133)
Deferred tax liabilities	(1,267)
Total liabilities	(86,846)
Net assets	37,762
Attributable to:
Equity holders of the Company	37,940
Non-controlling interests	(178)
37,762

Schedule of Assets and Liabilities of Disposal Group Classified as Held for Sale
As of December 31, 2024
RMB’000
Assets classified as held for sale
Cash and cash equivalents	89
Trade receivables	34,414
Inventories	1,181
Prepayments, other receivables and other assets	19,342
Total assets of disposal group held for sale	55,026
Liabilities directly associated with assets classified as held for sale
Borrowings	(10,000)
Trade payables	(37,666)
Other payables and accruals	(2,920)
Total liabilities of disposal group held for sale	(50,586)